ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2020
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS

Reporting entity

The DRDGOLD Group is primarily involved in the retreatment of surface gold. The consolidated financial statements comprise DRDGOLD Limited (the “Company”) and its subsidiaries who are all wholly owned subsidiaries and solely operate in South Africa (collectively the “Group” and individually “Group Companies”). The Company is domiciled in South Africa with a registration number of 1895/000926/06. The registered address of the Company is Constantia Office Park, Cnr 14th Avenue and Hendrik Potgieter Road, Cycad House, Building 17, Ground Floor, Weltevreden Park, 1709.

The DRDGOLD Group is 50.1% held by Sibanye Gold Limited, which in turn is a wholly owned subsidiary of Sibanye Stillwater Limited (“Sibanye-Stillwater”).

Basis of accounting

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) and its interpretations adopted by the International Accounting Standards Board (IASB). The consolidated financial statements were approved by the board for issuance on October 29, 2020.

Functional and presentation currency

The functional and presentation currency of DRDGOLD and its subsidiaries is South African rand. The amounts in these consolidated financial statements are rounded to the nearest million unless stated otherwise. Significant exchange rates applied during the year are set out in the table below:

South African rand / US dollar	2020	2019	2018
Spot rate at year end	17.32	14.07	13.72
Average rate for the financial year	15.66	14.18	12.85

Basis of measurement

The consolidated financial statements are prepared on the historical cost basis, unless otherwise stated.

Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Transactions eliminated on consolidation

Intra-group balances, transactions and any unrealised gains and losses or income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.